Loans and financing - Debentures convertible into shares (Detail)		1 Months Ended	12 Months Ended
	Oct. 26, 2020 BRL (R$) session R$ / shares	Oct. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
VWAP calculation, number of trading sessions | session	30
Variarion of conversion right			R$ 755,354,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 1,745,900,000
Maturity term	5 years	5 years
Conversion price per share | R$ / shares	R$ 32.2649
Conversion premium rate	27.50%
Conversion price per reference share | R$ / shares	R$ 25.3058
Minimum redemption period	36 months
Variarion of conversion right	R$ 755,354,000	R$ 755,354,000
Convertible debt | Minimum
Disclosure of detailed information about borrowings [line items]
Minimum redemption rate	130.00%